Distribution Date:	03/17/22	BANK 2021-BNK33
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Kathleen Luzik	(703) 647-3473
Bond / Collateral Reconciliation - Balances	10		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	16-18		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	19-21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	23		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	27				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	28
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	29
			CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	30
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541CBB1	0.613000%	10,500,000.00	9,588,473.36	120,893.59	4,898.11	0.00	0.00	125,791.70	9,467,579.77	30.03%	30.00%
A-2	06541CBC9	1.937000%	46,312,000.00	46,312,000.00	0.00	74,755.29	0.00	0.00	74,755.29	46,312,000.00	30.03%	30.00%
A-3	06541CBD7	2.021000%	66,408,000.00	66,408,000.00	0.00	111,842.14	0.00	0.00	111,842.14	66,408,000.00	30.03%	30.00%
A-SB	06541CBE5	2.218000%	21,799,000.00	21,799,000.00	0.00	40,291.82	0.00	0.00	40,291.82	21,799,000.00	30.03%	30.00%
A-4	06541CBF2	2.270000%	193,000,000.00	193,000,000.00	0.00	365,091.67	0.00	0.00	365,091.67	193,000,000.00	30.03%	30.00%
A-5	06541CBL9	2.556000%	330,272,000.00	330,272,000.00	0.00	703,479.36	0.00	0.00	703,479.36	330,272,000.00	30.03%	30.00%
A-S	06541CBT2	2.792000%	107,404,000.00	107,404,000.00	0.00	249,893.31	0.00	0.00	249,893.31	107,404,000.00	18.77%	18.75%
B	06541CBY1	2.893000%	38,188,000.00	38,188,000.00	0.00	92,064.90	0.00	0.00	92,064.90	38,188,000.00	14.77%	14.75%
C	06541CCD6	3.297000%	38,188,000.00	38,188,000.00	0.00	104,921.53	0.00	0.00	104,921.53	38,188,000.00	10.76%	10.75%
D	06541CAJ5	2.500000%	22,674,000.00	22,674,000.00	0.00	47,237.50	0.00	0.00	47,237.50	22,674,000.00	8.38%	8.38%
E	06541CAL0	2.500000%	17,901,000.00	17,901,000.00	0.00	37,293.75	0.00	0.00	37,293.75	17,901,000.00	6.51%	6.50%
F	06541CAN6	2.399245%	19,094,000.00	19,094,000.00	0.00	38,175.98	0.00	0.00	38,175.98	19,094,000.00	4.50%	4.50%
G	06541CAQ9	2.399245%	9,547,000.00	9,547,000.00	0.00	19,087.99	0.00	0.00	19,087.99	9,547,000.00	3.50%	3.50%
H*	06541CAS5	2.399245%	33,415,199.00	33,415,199.00	0.00	66,809.36	0.00	0.00	66,809.36	33,415,199.00	0.00%	0.00%
V	06541CAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541CAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	06541CAY2	3.399245%	50,247,484.17	50,199,509.08	6,362.82	142,200.34	0.00	0.00	148,563.16	50,193,146.26	0.00%	0.00%
Regular SubTotal			1,004,949,683.17	1,003,990,181.44	127,256.41	2,098,043.05	0.00	0.00	2,225,299.46	1,003,862,925.03

X-A	06541CBR6	1.061099%	668,291,000.00	667,379,473.36	0.00	590,129.99	0.00	0.00	590,129.99	667,258,579.77
X-B	06541CBS4	0.481323%	183,780,000.00	183,780,000.00	0.00	73,714.57	0.00	0.00	73,714.57	183,780,000.00
X-D	06541CAA4	0.899245%	40,575,000.00	40,575,000.00	0.00	30,405.71	0.00	0.00	30,405.71	40,575,000.00
X-F	06541CAC0	1.000000%	19,094,000.00	19,094,000.00	0.00	15,911.67	0.00	0.00	15,911.67	19,094,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541CAE6	1.000000%	9,547,000.00	9,547,000.00	0.00	7,955.83	0.00	0.00	7,955.83	9,547,000.00
X-H	06541CAG1	1.000000%	33,415,199.00	33,415,199.00	0.00	27,846.00	0.00	0.00	27,846.00	33,415,199.00
Notional SubTotal			954,702,199.00	953,790,672.36	0.00	745,963.77	0.00	0.00	745,963.77	953,669,778.77

Deal Distribution Total					127,256.41	2,844,006.82	0.00	0.00	2,971,263.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541CBB1	913.18793905	11.51367524	0.46648667	0.00000000	0.00000000	0.00000000	0.00000000	11.98016190	901.67426381
A-2	06541CBC9	1,000.00000000	0.00000000	1.61416674	0.00000000	0.00000000	0.00000000	0.00000000	1.61416674	1,000.00000000
A-3	06541CBD7	1,000.00000000	0.00000000	1.68416667	0.00000000	0.00000000	0.00000000	0.00000000	1.68416667	1,000.00000000
A-SB	06541CBE5	1,000.00000000	0.00000000	1.84833341	0.00000000	0.00000000	0.00000000	0.00000000	1.84833341	1,000.00000000
A-4	06541CBF2	1,000.00000000	0.00000000	1.89166668	0.00000000	0.00000000	0.00000000	0.00000000	1.89166668	1,000.00000000
A-5	06541CBL9	1,000.00000000	0.00000000	2.13000000	0.00000000	0.00000000	0.00000000	0.00000000	2.13000000	1,000.00000000
A-S	06541CBT2	1,000.00000000	0.00000000	2.32666670	0.00000000	0.00000000	0.00000000	0.00000000	2.32666670	1,000.00000000
B	06541CBY1	1,000.00000000	0.00000000	2.41083325	0.00000000	0.00000000	0.00000000	0.00000000	2.41083325	1,000.00000000
C	06541CCD6	1,000.00000000	0.00000000	2.74750000	0.00000000	0.00000000	0.00000000	0.00000000	2.74750000	1,000.00000000
D	06541CAJ5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06541CAL0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06541CAN6	1,000.00000000	0.00000000	1.99937048	0.00000000	0.00000000	0.00000000	0.00000000	1.99937048	1,000.00000000
G	06541CAQ9	1,000.00000000	0.00000000	1.99937048	0.00000000	0.00000000	0.00000000	0.00000000	1.99937048	1,000.00000000
H	06541CAS5	1,000.00000000	0.00000000	1.99937041	0.00000000	0.00000000	0.00000000	0.00000000	1.99937041	1,000.00000000
V	06541CAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541CAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	06541CAY2	999.04522404	0.12662962	2.82999920	0.00000000	0.00000000	0.00000000	0.00000000	2.95662882	998.91859442

Notional Certificates
X-A	06541CBR6	998.63603334	0.00000000	0.88304345	0.00000000	0.00000000	0.00000000	0.00000000	0.88304345	998.45513372
X-B	06541CBS4	1,000.00000000	0.00000000	0.40110224	0.00000000	0.00000000	0.00000000	0.00000000	0.40110224	1,000.00000000
X-D	06541CAA4	1,000.00000000	0.00000000	0.74937055	0.00000000	0.00000000	0.00000000	0.00000000	0.74937055	1,000.00000000
X-F	06541CAC0	1,000.00000000	0.00000000	0.83333351	0.00000000	0.00000000	0.00000000	0.00000000	0.83333351	1,000.00000000
X-G	06541CAE6	1,000.00000000	0.00000000	0.83333298	0.00000000	0.00000000	0.00000000	0.00000000	0.83333298	1,000.00000000
X-H	06541CAG1	1,000.00000000	0.00000000	0.83333336	0.00000000	0.00000000	0.00000000	0.00000000	0.83333336	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/22 - 02/28/22	30	0.00	4,898.11	0.00	4,898.11	0.00	0.00	0.00	4,898.11	0.00
A-2	02/01/22 - 02/28/22	30	0.00	74,755.29	0.00	74,755.29	0.00	0.00	0.00	74,755.29	0.00
A-3	02/01/22 - 02/28/22	30	0.00	111,842.14	0.00	111,842.14	0.00	0.00	0.00	111,842.14	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	40,291.82	0.00	40,291.82	0.00	0.00	0.00	40,291.82	0.00
A-4	02/01/22 - 02/28/22	30	0.00	365,091.67	0.00	365,091.67	0.00	0.00	0.00	365,091.67	0.00
A-5	02/01/22 - 02/28/22	30	0.00	703,479.36	0.00	703,479.36	0.00	0.00	0.00	703,479.36	0.00
X-A	02/01/22 - 02/28/22	30	0.00	590,129.99	0.00	590,129.99	0.00	0.00	0.00	590,129.99	0.00
X-B	02/01/22 - 02/28/22	30	0.00	73,714.57	0.00	73,714.57	0.00	0.00	0.00	73,714.57	0.00
A-S	02/01/22 - 02/28/22	30	0.00	249,893.31	0.00	249,893.31	0.00	0.00	0.00	249,893.31	0.00
B	02/01/22 - 02/28/22	30	0.00	92,064.90	0.00	92,064.90	0.00	0.00	0.00	92,064.90	0.00
C	02/01/22 - 02/28/22	30	0.00	104,921.53	0.00	104,921.53	0.00	0.00	0.00	104,921.53	0.00
X-D	02/01/22 - 02/28/22	30	0.00	30,405.71	0.00	30,405.71	0.00	0.00	0.00	30,405.71	0.00
X-F	02/01/22 - 02/28/22	30	0.00	15,911.67	0.00	15,911.67	0.00	0.00	0.00	15,911.67	0.00
X-G	02/01/22 - 02/28/22	30	0.00	7,955.83	0.00	7,955.83	0.00	0.00	0.00	7,955.83	0.00
X-H	02/01/22 - 02/28/22	30	0.00	27,846.00	0.00	27,846.00	0.00	0.00	0.00	27,846.00	0.00
D	02/01/22 - 02/28/22	30	0.00	47,237.50	0.00	47,237.50	0.00	0.00	0.00	47,237.50	0.00
E	02/01/22 - 02/28/22	30	0.00	37,293.75	0.00	37,293.75	0.00	0.00	0.00	37,293.75	0.00
F	02/01/22 - 02/28/22	30	0.00	38,175.98	0.00	38,175.98	0.00	0.00	0.00	38,175.98	0.00
G	02/01/22 - 02/28/22	30	0.00	19,087.99	0.00	19,087.99	0.00	0.00	0.00	19,087.99	0.00
H	02/01/22 - 02/28/22	30	0.00	66,809.36	0.00	66,809.36	0.00	0.00	0.00	66,809.36	0.00
RR Interest	02/01/22 - 02/28/22	30	0.00	142,200.34	0.00	142,200.34	0.00	0.00	0.00	142,200.34	0.00
Totals			0.00	2,844,006.82	0.00	2,844,006.82	0.00	0.00	0.00	2,844,006.82	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	06541CBF2	2.270000%	193,000,000.00	193,000,000.00	0.00	365,091.67	0.00	0.00	365,091.67	193,000,000.00
A-4-1	06541CBG0	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541CBH8	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541CBJ4	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541CBK1	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	06541CBL9	2.556000%	330,272,000.00	330,272,000.00	0.00	703,479.36	0.00	0.00	703,479.36	330,272,000.00
A-5-1	06541CBM7	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541CBN5	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541CBP0	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541CBQ8	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06541CBT2	2.792000%	107,404,000.00	107,404,000.00	0.00	249,893.31	0.00	0.00	249,893.31	107,404,000.00
A-S-1	06541CBU9	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541CBV7	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541CBW5	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541CBX3	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06541CBY1	2.893000%	38,188,000.00	38,188,000.00	0.00	92,064.90	0.00	0.00	92,064.90	38,188,000.00
B-1	06541CBZ8	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541CCA2	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541CCB0	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541CCC8	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06541CCD6	3.297000%	38,188,000.00	38,188,000.00	0.00	104,921.53	0.00	0.00	104,921.53	38,188,000.00
C-1	06541CCE4	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541CCF1	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541CCG9	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541CCH7	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			3,535,260,000.00	707,052,000.00	0.00	1,515,450.77	0.00	0.00	1,515,450.77	707,052,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4 (EC)	06541CBF2	1,000.00000000	0.00000000	1.89166668	0.00000000	0.00000000	0.00000000	0.00000000	1.89166668	1,000.00000000
A-4-1	06541CBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541CBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5 (EC)	06541CBL9	1,000.00000000	0.00000000	2.13000000	0.00000000	0.00000000	0.00000000	0.00000000	2.13000000	1,000.00000000
A-5-1	06541CBM7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541CBN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (EC)	06541CBT2	1,000.00000000	0.00000000	2.32666670	0.00000000	0.00000000	0.00000000	0.00000000	2.32666670	1,000.00000000
A-S-1	06541CBU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541CBV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (EC)	06541CBY1	1,000.00000000	0.00000000	2.41083325	0.00000000	0.00000000	0.00000000	0.00000000	2.41083325	1,000.00000000
B-1	06541CBZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541CCA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (EC)	06541CCD6	1,000.00000000	0.00000000	2.74750000	0.00000000	0.00000000	0.00000000	0.00000000	2.74750000	1,000.00000000
C-1	06541CCE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541CCF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541CBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541CBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541CBP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541CBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541CBW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541CBX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541CCB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541CCC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541CCG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541CCH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	2,971,263.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,673,596.20	Master Servicing Fee	11,907.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,691.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	390.44
ARD Interest	0.00	Operating Advisor Fee	741.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.22
Extension Interest	0.00
Interest Reserve Withdrawal	189,627.53
Total Interest Collected	2,863,223.73	Total Fees	19,216.92

Principal		Expenses/Reimbursements
Scheduled Principal	127,256.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	127,256.41	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,844,006.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	127,256.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,971,263.23
Total Funds Collected	2,990,480.14	Total Funds Distributed	2,990,480.15

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,003,990,181.57	1,003,990,181.57	Beginning Certificate Balance	1,003,990,181.44
(-) Scheduled Principal Collections	127,256.41	127,256.41	(-) Principal Distributions	127,256.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,003,862,925.16	1,003,862,925.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,003,990,181.57	1,003,990,181.57	Ending Certificate Balance	1,003,862,925.03
Ending Actual Collateral Balance	1,003,862,925.16	1,003,862,925.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	34	103,642,174.88	10.32%	110	3.6517	5.596597	1.70 or less	6	49,382,416.35	4.92%	110	4.3876	1.338542
5,000,001 to 15,000,000	17	153,154,280.28	15.26%	106	3.5539	3.105220	1.71 to 2.10	5	23,815,869.61	2.37%	110	4.2608	1.929879
15,000,001 to 25,000,000	7	147,875,000.00	14.73%	109	3.4694	2.578630	2.11 to 2.50	14	307,369,600.00	30.62%	105	3.7974	2.318939
25,000,001 to 35,000,000	6	176,896,000.00	17.62%	109	3.3109	4.389055	2.51 to 3.50	15	385,943,543.96	38.45%	95	3.2654	2.921831
35,000,001 to 55,000,000	6	292,391,600.00	29.13%	99	3.3995	3.041606	3.51 to 4.50	10	90,118,707.82	8.98%	108	2.9735	3.891874
55,000,001 to 75,000,000	2	129,903,870.00	12.94%	84	3.2453	2.683189	4.51 or greater	22	147,232,787.42	14.67%	109	2.8761	7.797263
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958
Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	4,269,703.01	0.43%	109	3.3840	2.506700	Totals	147	1,003,862,925.16	100.00%	103	3.4238	3.437958
California	14	136,695,000.00	13.62%	108	2.8999	3.365294
									Property Type³
Colorado	1	1,665,000.00	0.17%	108	3.0830	3.270000
Connecticut	1	3,750,000.00	0.37%	110	4.8200	1.478600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	395,900,000.00	39.44%	97	4.1360	2.144674		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	19	18,711,700.45	1.86%	73	2.4838	3.166500	Industrial	37	83,983,870.00	8.37%	79	2.6354	3.133455
Illinois	6	8,333,763.13	0.83%	109	3.3553	2.532890	Mixed Use	1	55,000,000.00	5.48%	110	3.5500	2.502800
Indiana	1	6,064,215.87	0.60%	109	3.3840	2.506700	Mobile Home Park	6	12,500,000.00	1.25%	110	4.3957	1.499600
Louisiana	1	31,563,000.00	3.14%	110	3.4450	2.825200	Multi-Family	39	244,490,099.37	24.35%	109	3.3499	5.346201
Michigan	9	96,668,917.85	9.63%	110	3.6597	2.652909	Office	21	389,599,932.28	38.81%	101	3.1477	3.341694
Missouri	2	2,970,228.18	0.30%	109	3.3840	2.506700	Retail	21	492,336,523.51	49.04%	99	4.0748	2.130799
Nevada	2	4,950,000.00	0.49%	110	4.7900	1.710800	Self Storage	22	50,952,500.00	5.08%	109	3.7650	2.700487
New Jersey	2	7,250,000.00	0.72%	110	4.4025	1.679310	Totals	147	1,003,862,925.16	100.00%	103	3.4238	3.437958
New Mexico	1	25,700,000.00	2.56%	110	3.2920	3.761600
New York	36	331,005,914.58	32.97%	109	3.1424	5.040884
North Dakota	2	1,986,340.10	0.20%	109	3.3840	2.506700
Ohio	3	5,608,146.94	0.56%	109	3.7879	2.019535
Pennsylvania	1	1,129,305.51	0.11%	109	3.3840	2.506700
South Carolina	1	658,333.33	0.07%	108	3.3255	2.560000
Tennessee	5	16,759,405.10	1.67%	86	3.1243	2.563358
Texas	7	52,272,500.00	5.21%	109	4.1463	1.852999
Utah	2	36,853,000.00	3.67%	109	3.5223	2.325537
Virginia	19	128,999,915.64	12.85%	77	3.3754	2.931292
West Virginia	1	4,024,395.66	0.40%	73	2.4838	3.166500
Wisconsin	2	5,074,139.81	0.51%	109	3.3840	2.506700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	6	211,903,870.00	21.11%	96	2.5686	4.849698	12 months or less	65	853,862,925.16	85.06%	103	3.4010	3.573833
	3.0000% to 3.4999%	38	333,046,683.86	33.18%	109	3.2986	4.013173	13 months to 24 months	7	150,000,000.00	14.94%	100	3.5537	2.664503
	3.5000% or greater	28	458,912,371.30	45.71%	100	3.9097	2.368633	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	105 months or less	7	228,653,870.00	22.78%	80	3.4358	2.690855	Interest Only	41	762,980,970.00	76.00%	100	3.3361	3.448421
	106 months or greater	65	775,209,055.16	77.22%	109	3.4203	3.658322	360 months or less	24	220,491,386.82	21.96%	110	3.7314	3.144322
	Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958	361 months or greater	7	20,390,568.34	2.03%	109	3.3814	6.221681
								Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	204,580,000.00	20.38%	107	3.4062	3.903982				None
	12 months or less	35	721,114,925.31	71.83%	101	3.4480	2.879181
	13 months to 24 months	24	78,167,999.85	7.79%	109	3.2472	7.373116
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	1,003,862,925.16	100.00%	103	3.4238	3.437958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300802045	RT	Miami	FL	Actual/360	4.133%	192,850.00	0.00	0.00	N/A	03/01/30	--	60,000,000.00	60,000,000.00	03/01/22
1A	300802145	RT	Miami	FL	Actual/360	4.133%	48,212.50	0.00	0.00	N/A	03/01/30	--	15,000,000.00	15,000,000.00	03/01/22
1B	300802147	RT	Miami	FL	Actual/360	4.133%	32,141.67	0.00	0.00	N/A	03/01/30	--	10,000,000.00	10,000,000.00	03/01/22
1C	300802148	RT	Miami	FL	Actual/360	4.133%	32,141.67	0.00	0.00	N/A	03/01/30	--	10,000,000.00	10,000,000.00	03/01/22
2	324850002	IN	Various	Various	Actual/360	2.484%	135,043.40	0.00	0.00	N/A	04/09/28	--	69,903,870.00	69,903,870.00	03/09/22
3	2163884	MU	New York	NY	Actual/360	3.550%	151,861.11	0.00	0.00	N/A	05/01/31	--	55,000,000.00	55,000,000.00	03/01/22
4	300802177	OF	Flushing	NY	Actual/360	2.825%	114,255.56	0.00	0.00	N/A	04/01/31	--	52,000,000.00	52,000,000.00	03/01/22
5	324850005	OF	New York	NY	Actual/360	3.230%	125,611.11	0.00	0.00	N/A	04/06/31	--	50,000,000.00	50,000,000.00	03/06/22
6	310953609	RT	Rochester Hills	MI	Actual/360	3.747%	145,570.95	0.00	0.00	N/A	05/11/31	--	49,950,000.00	49,950,000.00	03/11/22
7	310956526	OF	Chantilly	VA	Actual/360	3.672%	139,230.00	0.00	0.00	N/A	04/11/26	--	48,750,000.00	48,750,000.00	03/11/22
8	310957252	OF	Sunnyvale	CA	Actual/360	2.502%	48,650.00	0.00	0.00	N/A	02/11/31	--	25,000,000.00	25,000,000.00	03/11/22
8A	310957253	OF	Sunnyvale	CA	Actual/360	2.502%	29,190.00	0.00	0.00	N/A	02/11/31	--	15,000,000.00	15,000,000.00	03/11/22
9	310957342	Various Various		Various	Actual/360	3.384%	96,572.29	0.00	0.00	N/A	04/11/31	--	36,691,600.00	36,691,600.00	03/11/22
10	2163881	MF	New York	NY	Actual/360	2.380%	64,788.89	0.00	0.00	N/A	04/01/31	--	35,000,000.00	35,000,000.00	03/01/22
11	310957149	OF	Draper	UT	Actual/360	3.554%	87,440.64	0.00	0.00	N/A	04/11/31	--	31,633,000.00	31,633,000.00	03/11/22
12	310957450	MF	Lake Charles	LA	Actual/360	3.445%	84,571.30	0.00	0.00	N/A	05/11/31	--	31,563,000.00	31,563,000.00	03/11/22
13	300802182	OF	Various	MI	Actual/360	3.500%	73,500.00	0.00	0.00	N/A	04/01/31	--	27,000,000.00	27,000,000.00	03/01/22
14	300802180	MF	Various	Various	Actual/360	3.928%	79,432.89	0.00	0.00	N/A	05/01/31	--	26,000,000.00	26,000,000.00	03/01/22
15	300802190	OF	Albuquerque	NM	Actual/360	3.292%	65,803.42	0.00	0.00	N/A	05/01/31	--	25,700,000.00	25,700,000.00	03/01/22
16	2063827	RT	Austin	TX	Actual/360	4.355%	82,986.94	0.00	0.00	N/A	05/01/31	--	24,500,000.00	24,500,000.00	03/01/22
17	310956866	MF	Hesperia	CA	Actual/360	3.312%	59,248.00	0.00	0.00	N/A	03/11/31	--	23,000,000.00	23,000,000.00	03/11/22
18	310957275	MF	Houston	TX	Actual/360	4.145%	63,913.60	0.00	0.00	N/A	04/11/31	--	19,825,000.00	19,825,000.00	03/11/22
19	2164053	OF	New York	NY	Actual/360	3.265%	49,519.17	0.00	0.00	N/A	05/01/31	--	19,500,000.00	19,500,000.00	03/01/22
20	300802178	OF	Richmond	VA	Actual/360	3.430%	48,153.39	0.00	0.00	N/A	05/01/31	--	18,050,000.00	18,050,000.00	03/01/22
21	300802176	SS	Various	Various	Actual/360	3.325%	46,557.00	0.00	0.00	N/A	03/01/31	--	18,000,000.00	18,000,000.00	03/01/22
22	324091015	OF	New York	NY	Actual/360	2.692%	31,407.83	0.00	0.00	N/A	12/06/30	--	15,000,000.00	15,000,000.00	03/06/22
23	610957126	IN	Various	Various	Actual/360	3.083%	25,369.66	0.00	0.00	N/A	03/11/31	--	10,580,000.00	10,580,000.00	03/11/22
24	470124110	MF	New York	NY	Actual/360	3.220%	25,044.44	0.00	0.00	N/A	05/01/31	--	10,000,000.00	10,000,000.00	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	2164166	RT	Henrietta	NY	Actual/360	4.270%	29,890.00	0.00	0.00	N/A	05/01/31	--	9,000,000.00	9,000,000.00	03/01/22
26	600957324	SS	San Bernardino	CA	Actual/360	3.626%	25,382.00	0.00	0.00	N/A	04/11/31	--	9,000,000.00	9,000,000.00	03/11/22
27	300802184	MH	Various	VA	Actual/360	4.315%	27,687.92	0.00	0.00	N/A	05/01/31	--	8,250,000.00	8,250,000.00	03/01/22
28	470124250	MF	New York	NY	Actual/360	3.050%	16,328.23	13,373.15	0.00	N/A	04/01/31	--	6,883,093.70	6,869,720.55	03/01/22
29	324850029	SS	Sebastian	FL	Actual/360	4.149%	20,652.80	0.00	0.00	N/A	05/01/31	--	6,400,000.00	6,400,000.00	03/01/22
30	470124610	MF	Sayville	NY	Actual/360	3.390%	15,802.05	7,237.65	0.00	N/A	04/01/31	--	5,993,192.29	5,985,954.64	03/01/22
31	2164337	RT	Jackson	TN	Actual/360	4.320%	19,675.16	9,715.60	0.00	N/A	05/01/31	--	5,855,701.78	5,845,986.18	03/01/22
32	324850032	SS	Lakeland	FL	Actual/360	3.899%	16,982.31	0.00	0.00	N/A	05/01/31	--	5,600,000.00	5,600,000.00	03/01/22
33	470124860	MF	Mount Vernon	NY	Actual/360	3.330%	14,019.10	10,159.40	0.00	N/A	04/01/31	--	5,412,778.31	5,402,618.91	03/01/22
34	2063752	MF	Ogden	UT	Actual/360	3.330%	13,519.80	0.00	0.00	N/A	05/01/31	--	5,220,000.00	5,220,000.00	03/01/22
35	470124190	MF	New York	NY	Actual/360	3.090%	12,016.67	0.00	0.00	N/A	04/01/31	--	5,000,000.00	5,000,000.00	03/01/22
36	2164039	OF	Reno	NV	Actual/360	4.790%	18,441.50	0.00	0.00	N/A	05/01/31	--	4,950,000.00	4,950,000.00	03/01/22
37	300802181	SS	Modesto	CA	Actual/360	4.181%	15,283.88	0.00	0.00	N/A	05/01/31	--	4,700,000.00	4,700,000.00	03/01/22
38	300802186	MH	Millville	NJ	Actual/360	4.553%	15,048.54	0.00	0.00	N/A	05/01/31	--	4,250,000.00	4,250,000.00	03/01/22
39	470124090	MF	New York	NY	Actual/360	3.090%	10,094.00	0.00	0.00	N/A	04/01/31	--	4,200,000.00	4,200,000.00	03/01/22
40	470124160	MF	Forest Hills	NY	Actual/360	3.300%	10,780.00	0.00	0.00	N/A	04/01/31	--	4,200,000.00	4,200,000.00	03/01/22
41	470124880	MF	Bronx	NY	Actual/360	3.000%	9,333.33	0.00	0.00	N/A	04/01/31	--	4,000,000.00	4,000,000.00	03/01/22
42	324850042	SS	Ruskin	FL	Actual/360	4.799%	14,556.97	0.00	0.00	N/A	05/01/31	--	3,900,000.00	3,900,000.00	03/01/22
43	2063844	MF	Berlin	CT	Actual/360	4.820%	14,058.33	0.00	0.00	N/A	05/01/31	--	3,750,000.00	3,750,000.00	03/01/22
44	2063266	IN	Bloomington	CA	Actual/360	4.310%	11,732.78	0.00	0.00	N/A	05/01/31	--	3,500,000.00	3,500,000.00	03/01/22
45	470124330	MF	Kew Gardens	NY	Actual/360	3.290%	8,813.02	6,496.14	0.00	N/A	04/01/31	--	3,444,080.15	3,437,584.01	03/01/22
46	410957389	RT	Kalamazoo	MI	Actual/360	3.470%	9,100.90	6,221.58	0.00	N/A	04/11/31	--	3,372,091.19	3,365,869.61	03/11/22
47	300802187	SS	Laredo	TX	Actual/360	3.755%	9,789.86	0.00	0.00	N/A	05/01/31	--	3,352,500.00	3,352,500.00	03/01/22
48	470124830	MF	Yonkers	NY	Actual/360	3.410%	8,679.39	3,927.00	0.00	N/A	05/01/31	--	3,272,496.24	3,268,569.24	03/01/22
49	470124510	MF	New York	NY	Actual/360	3.000%	7,512.87	6,294.66	0.00	N/A	04/01/31	--	3,219,802.15	3,213,507.49	03/01/22
50	470123370	MF	New York	NY	Actual/360	3.490%	8,285.28	5,617.81	0.00	N/A	04/01/31	--	3,052,291.77	3,046,673.96	03/01/22
51	300802185	MF	Ventnor City	NJ	Actual/360	4.190%	9,776.67	0.00	0.00	N/A	05/01/31	--	3,000,000.00	3,000,000.00	03/01/22
52	470124590	MF	Smithtown	NY	Actual/360	3.540%	8,185.56	3,508.25	0.00	N/A	04/01/31	--	2,972,963.20	2,969,454.95	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	470124640	MF	Patchogue	NY	Actual/360	3.360%	7,716.36	5,521.63	0.00	N/A	04/01/31	--	2,952,690.29	2,947,168.66	03/01/22
54	470124740	MF	New York	NY	Actual/360	3.210%	7,368.54	5,621.88	0.00	N/A	04/01/31	--	2,951,351.81	2,945,729.93	03/01/22
55	410957446	MF	Springboro	OH	Actual/360	4.197%	9,111.17	4,698.62	0.00	N/A	05/11/31	--	2,791,128.79	2,786,430.17	03/11/22
56	470124780	MF	Douglaston	NY	Actual/360	3.250%	6,726.64	5,023.93	0.00	N/A	05/01/31	--	2,661,089.89	2,656,065.96	03/01/22
57	470125200	MF	Bronx	NY	Actual/360	3.390%	6,797.88	3,103.48	0.00	N/A	05/01/31	--	2,578,210.31	2,575,106.83	03/01/22
58	470124360	MF	New York	NY	Actual/360	3.190%	6,234.62	4,779.34	0.00	N/A	05/01/31	--	2,512,835.74	2,508,056.40	03/01/22
59	470123560	MF	New York	NY	Actual/360	3.100%	5,938.44	4,736.97	0.00	N/A	05/01/31	--	2,462,947.38	2,458,210.41	03/01/22
60	470124960	MF	New York	NY	Actual/360	3.170%	6,102.49	3,093.78	0.00	N/A	04/01/31	--	2,475,096.06	2,472,002.28	03/01/22
61	470124490	MF	New York	NY	Actual/360	3.330%	6,063.93	4,376.79	0.00	N/A	05/01/31	--	2,341,285.54	2,336,908.75	03/01/22
62	470124390	MF	Rego Park	NY	Actual/360	3.420%	5,237.04	3,654.78	0.00	N/A	04/01/31	--	1,968,812.60	1,965,157.82	03/01/22
63	470124220	MF	New York	NY	Actual/360	3.300%	4,876.67	0.00	0.00	N/A	04/01/31	--	1,900,000.00	1,900,000.00	03/01/22
64	470125540	MF	Staten Island	NY	Actual/360	3.300%	4,807.05	3,514.10	0.00	N/A	05/01/31	--	1,872,875.30	1,869,361.20	03/01/22
65	470124920	MF	Brooklyn	NY	Actual/360	3.380%	4,561.89	2,092.08	0.00	N/A	05/01/31	--	1,735,293.40	1,733,201.32	03/01/22
66	470124680	MF	Brooklyn	NY	Actual/360	3.400%	3,969.66	2,793.43	0.00	N/A	04/01/31	--	1,501,130.24	1,498,336.81	03/01/22
67	470123740	MF	New York	NY	Actual/360	3.450%	4,025.00	0.00	0.00	N/A	04/01/31	--	1,500,000.00	1,500,000.00	03/01/22
68	470125010	MF	Wantagh	NY	Actual/360	3.300%	3,562.47	1,694.36	0.00	N/A	05/01/31	--	1,387,973.44	1,386,279.08	03/01/22
Totals							2,673,596.20	127,256.41	0.00				1,003,990,181.57	1,003,862,925.16
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	30,078,769.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	21,357,944.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,130,354.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,389,129.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	28,027,549.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,823,450.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	4,372,663.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,195,325.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,828,048.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,378,867.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,536,675.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,693,647.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,406,351.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,875,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,507,949.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,198,953.60	0.00	--	--	--	0.00	0.00	0.00	0.00	17,771.87	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	45,571,669.00	54,806,772.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	792,994.00	09/01/20	08/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	834,027.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,088,831.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	3,666,973.00	01/25/21	01/25/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	478,529.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	1,136,153.00	02/09/21	02/09/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	430,341.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	429,460.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	1,939,432.00	02/24/21	02/24/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	337,078.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	3,439,067.00	02/04/21	02/04/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	325,027.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	340,801.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	1,006,860.00	02/22/21	02/22/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	565,214.00	01/14/21	01/14/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	1,026,855.00	02/25/21	02/25/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	313,667.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	275,973.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	248,688.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	785,744.00	02/04/21	02/04/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	267,300.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	403,050.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	926,191.00	02/17/21	02/17/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	1,156,920.00	02/05/21	02/05/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	438,375.00	11/05/20	11/05/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	572,005.00	02/12/21	02/12/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	0.00	1,024,488.00	02/10/21	02/10/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	806,996.00	02/17/21	02/17/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	270,478.11	0.00	--	--	--	0.00	0.00	0.00	0.00	412.00	0.00
56	0.00	1,281,250.00	02/23/21	02/23/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	723,605.00	03/16/21	03/16/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	530,900.00	02/04/21	02/04/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	1,234,547.00	12/01/20	12/01/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	681,655.00	02/23/21	02/23/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	587,471.00	02/03/21	02/03/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	483,803.00	01/28/21	01/28/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	410,582.00	01/27/21	01/27/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	502,546.00	03/22/21	03/22/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	1,456,555.00	03/02/21	03/02/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	991,406.00	02/11/21	02/11/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	612,389.00	12/21/20	12/21/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	458,789.00	02/26/21	02/26/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	82,712,309.46	176,750,578.12				0.00	0.00	0.00	0.00	18,183.87	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423823%	3.399221%	103
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423819%	3.399210%	104
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423815%	3.399200%	105
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423811%	3.399190%	106
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423807%	3.399180%	107
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423803%	3.399170%	108
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423800%	3.399160%	109
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423796%	3.399150%	110
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423792%	3.399140%	111
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423788%	3.399130%	112
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		48,750,000	48,750,000	0		0
> 60 Months		955,112,925	955,112,925	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	1,003,862,925	1,003,862,925	0	0	0	0
Feb-22	1,003,990,182	1,003,990,182	0	0	0	0
Jan-22	1,004,095,638	1,004,095,638	0	0	0	0
Dec-21	1,004,200,787	1,004,200,787	0	0	0	0
Nov-21	1,004,312,804	1,004,312,804	0	0	0	0
Oct-21	1,004,417,322	1,004,417,322	0	0	0	0
Sep-21	1,004,528,730	1,004,528,730	0	0	0	0
Aug-21	1,004,632,620	1,004,632,620	0	0	0	0
Jul-21	1,004,736,208	1,004,736,208	0	0	0	0
Jun-21	1,004,846,718	1,004,846,718	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the BANK 2021-BNK33 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investorsshould refer to the Certificate Administrator’s website for all such information.

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